FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of changes in financial liabilities (Details) - Capital risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	$ 59,289	$ 26,059	$ 16,002
Changes During Period
Liabilities added in respect of new leases	1,875	595	2,014
Other liabilities added in respect of suppliers of property, plant and equipment	22,835	39,135	12,782
Liabilities added in respect of acquisitions	2,080		3,696
Cash flows paid	(33,031)	(6,988)	(7,293)
Amounts recognized in profit or loss and other changes	1,856	488	(1,142)
Balance at end of year	54,904	59,289	26,059
Short-term credit
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	47,477	7,684	0
Changes During Period
Liabilities added in respect of new leases	0	0	0
Other liabilities added in respect of suppliers of property, plant and equipment	0	39,135	5,874
Liabilities added in respect of acquisitions	561		2,000
Cash flows paid	23,315	0	0
Amounts recognized in profit or loss and other changes	553	658	(190)
Balance at end of year	25,276	47,477	7,684
Long-term bank loans
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	1,428	2,496	5,166
Changes During Period
Liabilities added in respect of new leases	0	0	0
Other liabilities added in respect of suppliers of property, plant and equipment	22,835	0	0
Liabilities added in respect of acquisitions	0		0
Cash flows paid	(3,177)	(998)	(2,282)
Amounts recognized in profit or loss and other changes	1,497	(70)	(388)
Balance at end of year	22,583	1,428	2,496
Loans from others
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	3,920	7,367	3,220
Changes During Period
Liabilities added in respect of new leases	0	0	0
Other liabilities added in respect of suppliers of property, plant and equipment	0	0	6,908
Liabilities added in respect of acquisitions	0		0
Cash flows paid	(3,837)	(3,626)	(2,577)
Amounts recognized in profit or loss and other changes	83	179	(184)
Balance at end of year	0	3,920	7,367
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	6,294	8,150	6,895
Changes During Period
Liabilities added in respect of new leases	1,875	595	2,014
Other liabilities added in respect of suppliers of property, plant and equipment	0	0	0
Liabilities added in respect of acquisitions	1,519		1,696
Cash flows paid	(2,655)	(2,182)	(2,146)
Amounts recognized in profit or loss and other changes	12	(269)	(309)
Balance at end of year	7,045	6,294	8,150
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	170	362	721
Changes During Period
Liabilities added in respect of new leases	0	0	0
Other liabilities added in respect of suppliers of property, plant and equipment	0	0	0
Liabilities added in respect of acquisitions	0		0
Cash flows paid	(47)	(182)	(288)
Amounts recognized in profit or loss and other changes	(123)	(10)	(71)
Balance at end of year	$ 0	$ 170	$ 362